CREDIT FACILITY (Details Narrative) $ / shares in Units, € in Thousands						3 Months Ended	6 Months Ended			12 Months Ended
	May 31, 2025 USD ($)	May 31, 2025 EUR (€)	Mar. 10, 2025 USD ($)	Mar. 10, 2025 EUR (€)	Oct. 01, 2024 $ / shares	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2025 EUR (€)	May 12, 2025	Feb. 12, 2025 USD ($)	Feb. 12, 2025 EUR (€)	Jan. 06, 2025 USD ($)	Jan. 06, 2025 EUR (€)	Oct. 01, 2024 EUR (€) shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Financing expenses										$ 79,000
Repayment of credit facility debt							$ 439,000
Debt interest rate						16.80%	16.80%					16.80%	18.00%
Line of credit						$ 699,000	$ 699,000					€ 593
Interest income						(127,000)	33,000			65,000	$ 66,000
Interest income						$ 127,000	(33,000)			(65,000)	$ (66,000)
Facility Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Credit facility | €																		€ 6,000
Current borrowing credit facility | €																		2,000
Remaining borrowing credit facility | €																		€ 4,000
Interest rate					7.00%
Drawdown period					5 years
Drawdown percentage																		33.00%
Warrant term																		5 years
Class of Warrant or Right, Outstanding | shares																		1,850,000
Exercise price | $ / shares					$ 1.00
Drawdown amount										$ 0				$ 700,000	€ 645	$ 405,000	€ 375
Financing expenses							$ 77,000	€ 72
Repayment of credit facility debt	$ 192,000	€ 170	$ 247,000	€ 230